Intangible Assets, Net (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Intangible Assets, Net [Abstract]
Amortization expenses	$ 0.8	4.7	2.8	1.9
Estimated amortization expenses [Abstract]
2015		6.7
2016		6.3
2017		1.3
2018		0.5
2019		0.1